Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer “PEO” and “compensation actually paid” to our non-PEO named executive officers “NEOs”, and the financial performance of the Company during the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively, in each case calculated in a manner consistent with SEC rules. This section should be read in conjunction with the section of this Proxy Statement titled: “Compensation Discussion and Analysis” which includes additional discussion of the objectives of our executive compensation for our named executive officers and how it aligned with the Company’s financial and operational performance. Included in the table below is the annual compensation paid to our named executive officers and our financial performance for each of the five (5) previous fiscal years.

	Summary compensation table total		Compensation actually paid (CAP)		Value of initial fixed $100 investment		Net income/(loss) (000’s)(6)
Year	PEO(1)	Avg. non- PEO NEOs(2)	PEO(1)	Avg. non- PEO NEOs(3)	Company TSR(4)	Peer group TSR(5)
2025	—	$1,003,598	—	$1,003,598	$31.79	$194.46	($226,415)
2024	—	$1,156,457	—	$1,156,457	$148.86	$159.96	($208,861)
2023	—	$1,117,449	—	$1,117,449	$138.45	$128.26	$108,647
2022	—	$1,072,780	—	$1,072,780	$106.92	$109.44	($59,223)
2021	—	$1,043,399	—	$1,043,399	$171.63	$125.39	$126,809
(1)
Mr. Elias J. Sabo, our Chief Executive Officer, who is seconded to us by our Manager, does not receive compensation for his services directly from us. During fiscal years 2025, 2024, 2023, 2022 and 2021, Mr. Sabo also provided other services to our Manager. Our Manager does not compensate Mr. Sabo specifically for his services to us. We pay our Manager a management fee and Mr. Sabo, as an equity member of our Manager, receives periodic cash distributions from our Manager after payment of operating costs, overhead, compensation arrangements and distributions to its equity holders. The amount of such distributions, which relates to not only the management fee paid by us but also the Manager’s other income, is derived by the Manager and is not within our control. Accordingly, no compensation information for Mr. Sabo is reflected in the “Summary compensation table total for PEO” or the “Compensation actually paid to PEO” columns.

(2)
Our current Chief Financial Officer and former Chief Financial Officer, Ryan Faulkingham, were the Company’s only non-PEO named executive officer(s) compensated by the Company for the periods reported in this table. Accordingly, the amounts reported in these columns reflect the average summary compensation table totals and the average compensation actually paid to Mr. Keller and Mr. Faulkingham for fiscal year, 2024, the only year in which both were employed as non-PEO NEOs by the Company. For all fiscal years other than 2024, only one (1) non-PEO NEO is represented in this table (Keller for 2025, and Faulkingham for 2021-2023). The average summary compensation and average compensation actually paid to non-PEO NEOs for the 2024 fiscal year includes, for Mr. Faulkingham, our former CFO, $1.075 million of severance and $300,000 for the provision of transition services to the Company following the termination of his employment.

(3)
Our Chief Financial Officers did not and do not participate in any Company sponsored defined benefit or actuarial pension plans, or any Company sponsored stock award, stock option, non-equity incentive or nonqualified deferred stock compensation plans. Therefore, the compensation actually paid to our Chief Financial Officers was equal to the summary compensation table totals for each of 2025, 2024, 2023, 2022, and 2021, respectively.

(4)
Our total shareholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total shareholder return is depicted.

(5)	Represents total shareholder return for NYSE Financial Sector Index.
(6)	Net income/(loss) as restated in the Company’s Annual Report on Form 10-K/A filed on December 8, 2025 and reported in the Company’s Annual Report on Form 10-K as filed on February 27, 2026.

Company Selected Measure Name	no performance measures that could be included in a tabular list or from which a “company selected measure”
Named Executive Officers, Footnote
(1)
Mr. Elias J. Sabo, our Chief Executive Officer, who is seconded to us by our Manager, does not receive compensation for his services directly from us. During fiscal years 2025, 2024, 2023, 2022 and 2021, Mr. Sabo also provided other services to our Manager. Our Manager does not compensate Mr. Sabo specifically for his services to us. We pay our Manager a management fee and Mr. Sabo, as an equity member of our Manager, receives periodic cash distributions from our Manager after payment of operating costs, overhead, compensation arrangements and distributions to its equity holders. The amount of such distributions, which relates to not only the management fee paid by us but also the Manager’s other income, is derived by the Manager and is not within our control. Accordingly, no compensation information for Mr. Sabo is reflected in the “Summary compensation table total for PEO” or the “Compensation actually paid to PEO” columns.

(2)
Our current Chief Financial Officer and former Chief Financial Officer, Ryan Faulkingham, were the Company’s only non-PEO named executive officer(s) compensated by the Company for the periods reported in this table. Accordingly, the amounts reported in these columns reflect the average summary compensation table totals and the average compensation actually paid to Mr. Keller and Mr. Faulkingham for fiscal year, 2024, the only year in which both were employed as non-PEO NEOs by the Company. For all fiscal years other than 2024, only one (1) non-PEO NEO is represented in this table (Keller for 2025, and Faulkingham for 2021-2023). The average summary compensation and average compensation actually paid to non-PEO NEOs for the 2024 fiscal year includes, for Mr. Faulkingham, our former CFO, $1.075 million of severance and $300,000 for the provision of transition services to the Company following the termination of his employment.

Peer Group Issuers, Footnote
(5)	Represents total shareholder return for NYSE Financial Sector Index.

PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,003,598	1,156,457	1,117,449	1,072,780	1,043,399
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,003,598	1,156,457	1,117,449	1,072,780	1,043,399
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Our Chief Financial Officers did not and do not participate in any Company sponsored defined benefit or actuarial pension plans, or any Company sponsored stock award, stock option, non-equity incentive or nonqualified deferred stock compensation plans. Therefore, the compensation actually paid to our Chief Financial Officers was equal to the summary compensation table totals for each of 2025, 2024, 2023, 2022, and 2021, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between
Compensation Actually Paid (CAP) to PEO and NEOs and
Company Total Shareholder Return (TSR)
Although the Company did not rely on any performance measures to link the compensation of its only non-PEO named executive officers (the Company’s current and former Chief Financial Officers), to the performance of the Company, the above table illustrates the relationship between the average compensation actually paid during fiscal years 2021, 2022, 2023, 2024 and 2025, respectively, to our current and former Chief Financial Officers, versus the Company’s total shareholder return (TSR) during the same periods. For 2024, only, the compensation actually paid to our former Chief Financial Officer includes approximately $1.075 million of severance and approximately $300,000 for transition services performed by our former Chief Financial Officer to transition our current Chief Financial Officer into the role. As described in the Compensation Discussion and Analysis contained in this Proxy Statement, during fiscal years 2021, 2022, 2023, 2024 and 2025, the Company did not compensate our PEO.

Compensation Actually Paid vs. Net Income
Relationship Between
Compensation Actually Paid (CAP) to PEO and NEOs and
Net Income/Net Loss
Although the Company did not rely on any performance measures to link the compensation paid by the Company to our current or former Chief Financial Officers, the Company’s only non-PEO named executive officers, to the performance of the Company, the above table illustrates the relationship between the average compensation actually paid during fiscal years 2021, 2022, 2023, 2024 and 2025, respectively, to our Chief Financial Officers versus net income (or net loss) during the same periods. Following the restatement of the Company’s financial statements, for fiscal year 2022, the Company’s net loss was -$59,223, for fiscal year 2024 the Company’s net loss was -$208,861 and for fiscal year 2025 the Company’s net loss was -$226,415. For fiscal year 2024 only, the compensation actually paid includes $1.075 million of severance and $300,000 for the provision of transition services to the Company paid to our former Chief Financial Officer. As described in the Compensation Discussion and Analysis contained in this Proxy Statement, during fiscal years 2021, 2022, 2023, 2024 and 2025, the Company did not compensate our PEO.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid Versus Company Selected Measure
As noted above, for the fiscal year ended December 31, 2025, the Company did not compensate its PEO and the Company did not rely on any performance measures to link the compensation of its current and former Chief Financial Officers, the Company’s only other named executive officers, to the performance of the Company. Accordingly, a description regarding the relationship between the compensation actually paid versus the “company selected performance measure” is not provided. Information regarding the compensation of our named executive officers is set forth in the Compensation Discussion and Analysis contained in this Proxy Statement.

Total Shareholder Return Vs Peer Group
Comparison of Company Total Shareholder Return (TSR) to
Peer Group Total Shareholder Return (TSR)
During 2021, our Company total shareholder return (“TSR”) exceeded the TSR of our peer group. Both our Company TSR and the peer group TSR for 2022 were negatively affected by the general market decline in stock prices during that year, with our Company TSR being slightly below the TSR for our peer group. Our Company TSR was slightly above that of our peer group for fiscal year 2023. Our Company TSR was below that of our peer group for fiscal year 2024. Our Company TSR was significantly below that of our peer group for fiscal year 2025, due to the decline in our stock price as a result of the Lugano matters and restatement of our financial statements for the fiscal years ended December 31, 2024, 2023, and 2022, and the suspension of our dividend to common shareholders.

Tabular List, Table
Most Important Performance Measures
For the fiscal year ended December 31, 2025, the Company did not compensate its PEO and the Company did not rely on any performance measures to link the compensation of its Chief Financial Officer, the Company’s only non-PEO named executive officer, to the performance of the Company, as described in the Compensation Discussion and Analysis contained in this Proxy Statement. Accordingly, there are no performance measures that could be included in a tabular list or from which a “company selected measure” would be determined for disclosure in the Summary Compensation Table.

Total Shareholder Return Amount	$ 31.79	148.86	138.45	106.92	171.63
Peer Group Total Shareholder Return Amount	194.46	159.96	128.26	109.44	125.39
Net Income (Loss)	$ (226,415,000)	$ (208,861,000)	$ 108,647,000	$ (59,223,000)	$ 126,809,000
PEO Name	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo
Mr. Faulkingham [Member]
Pay vs Performance Disclosure
Severance Costs		$ 1,075,000.000
Provision of transition services		$ 300,000